Total
Invesco Select Risk: Moderately Conservative Investor Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Select Risk: Moderately Conservative Investor Fund	Class A		Class C	Class R	Class S	Class Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Select Risk: Moderately Conservative Investor Fund	Class A	Class C	Class R	Class S	Class Y	CLASS R5	Class R6
Management Fees	none	none	none	none	none	none	none
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.15%	none	none	none
Other Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.12%	0.12%
Acquired Fund Fees and Expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	0.94%	1.69%	1.19%	0.84%	0.69%	0.61%	0.61%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Select Risk: Moderately Conservative Investor Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	641	833	1,041	1,641
Class C	272	533	918	1,799
Class R	121	378	654	1,443
Class S	86	268	466	1,037
Class Y	70	221	384	859
CLASS R5	62	195	340	762
Class R6	62	195	340	762

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Select Risk: Moderately Conservative Investor Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	641	833	1,041	1,641
Class C	172	533	918	1,799
Class R	121	378	654	1,443
Class S	86	268	466	1,037
Class Y	70	221	384	859
CLASS R5	62	195	340	762
Class R6	62	195	340	762

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds (ETFs) and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 30%-50% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-70% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 5%-20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund may also allocate up to 100% of its assets to affiliated or unaffiliated ETFs.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds. With respect to derivatives, references to the “underlying funds” also include the Fund and references to the “Fund” also include the underlying funds. Some underlying funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the underlying funds can use.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without notice to, or approval by, shareholders.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	11.03%
Worst Quarter	March 31, 2020	-12.71%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Select Risk: Moderately Conservative Investor Fund		1 Year	5 Years	10 Years		Inception Date
Class A		3.83%	3.18%	2.72%		Apr. 29, 2005
Class C		7.89%	3.55%	2.69%		Apr. 29, 2005
Class R		9.49%	4.08%	3.04%		Apr. 29, 2005
Class S		9.94%	4.44%	3.40%		Jun. 03, 2011
Class Y		10.01%	4.60%	3.55%		Oct. 03, 2008
CLASS R5		10.16%	4.67%	3.61%		Apr. 29, 2005
Class R6		10.16%	4.67%	3.51%	[1]	Apr. 04, 2017
After Taxes on Distributions | Class A		3.13%	1.55%	1.37%
After Taxes on Distributions and Sale of Fund Shares | Class A		2.30%	2.01%	1.67%
Custom Invesco Select Risk: Moderately Conservative Index (40% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 60% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))		13.10%	5.73%	4.82%
Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)	[2]	7.15%	1.40%	2.41%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		22.20%	11.72%	7.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	5.53%	1.10%	1.81%
[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[2]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Global Aggregate USD Hedged Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities markets.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.